REDEEMABLE NON-CONTROLLING INTERESTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Nov. 07, 2019	Jul. 03, 2019	Jun. 28, 2021	Dec. 31, 2023
Holdings Percentage Of Outstanding Fully Diluted Share Capital			68.69%
Shares issuable upon the exercise of stock options			500,000
Percentage of shareholder holding right to purchase shares			3.00%
Percentage of minimum value per new series A share				150.00%
Series A Preferred Stock [Member]
Percentage of shares right to purchase shares in case of sale by one of the shareholders, the seller has to offer to other shareholders			50.00%
Percentage of shareholder holding exit rights			60.00%
Aggregate percentage of holding share			25.00%
Shareholders agreement continue to collectively hold percentage			25.00%
Au 10 Tix Technologies Member
Holdings Percentage Of Outstanding Fully Diluted Share Capital			3.00%
Subscripition price, minimum percentage of initial subscription price			150.00%
Au 10 Tix Technologies Member | Series A Preferred Stock [Member]
Number of stock issued	1,000,000	3,000,000
Value of preferred shares issued	$ 20,000	$ 60,000
Subscription Price Of Preferred Shares Represents Percentage Of Outstanding Share Capital	7.401%	24.00%
Subscription Price Of Preferred Shares Represents Percentage Of Fullydiluted Share Captial	7.143%	23.077%
Transaction costs	$ 1,513	$ 4,540
Fair value of investment	19,537
Conversion basis			1:1
Share price			$ 26.4583
Au 10 Tix Technologies Member | Series A-1 Preferred Stock [Member]
Fair value of investment	$ 461
Au 10 Tix Technologies Member | Series B Ordinary Shares [Member]
Conversion basis			1:1
Au 10 Tix Technologies Member | Investor [Member] | Series A-1 Preferred Stock [Member]
Shares issued	23,622
TPG [Member] | Series A Preferred Stock [Member]
Subscription Price Of Preferred Shares Represents Percentage Of Fullydiluted Share Captial			7.51%
TPG [Member] | Investor [Member] | Series A-1 Preferred Stock [Member]
Holdings Percentage Of Outstanding Fully Diluted Share Capital	23.077%
Number of Preferred shares subscribed	307,087
Nominal value per share	$ 0.001
Oak [Member]
Subscription Price Of Preferred Shares Represents Percentage Of Fullydiluted Share Captial			12.87%
Oak [Member] | Series A Preferred Stock [Member]
Percentage of shares right to purchase shares in case of sale by one of the shareholders, the seller has to offer to other shareholders			50.00%
Purchase of preferred stock			755,906
GF [Member] | Series A Preferred Stock [Member]
Subscription Price Of Preferred Shares Represents Percentage Of Fullydiluted Share Captial			10.93%
Purchase of preferred stock			1,511,811